UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Equity:Other - 40.3%
Diversified/Specialty - 30.4%
Armada Hoffler Properties, Inc.	253,196	$2,752,241
Australand Property Group	756,390	2,345,582
Boral Ltd. (a)	611,200	2,327,816
British Land Co. PLC	671,419	6,104,228
Buzzi Unicem SpA	172,180	2,543,980
Chambers Street Properties (a)	57,952	468,832
Cheung Kong Holdings Ltd.	176,000	2,468,115
Cofinimmo	10,116	1,159,414
Country Garden Holdings Co., Ltd.	4,577,000	2,586,765
CyrusOne, Inc.	227,329	4,626,145
Dexus Property Group	2,036,730	1,919,857
Digital Realty Trust, Inc. (a)	61,530	3,401,994
Duke Realty Corp.	288,807	4,756,651
Dundee Real Estate Investment Trust	103,931	3,120,662
Evergrande Real Estate Group Ltd. (a)(b)	5,107,000	2,032,264
Fibra Uno Administracion SA de CV	1,127,310	3,600,967
Henderson Land Development Co., Ltd.	300,300	1,870,310
ICADE	44,125	3,990,037
Japan Hotel REIT Investment Corp.	2,000	771,099
Land Securities Group PLC	516,954	7,472,891
LPN Development PCL	1,894,500	1,289,228
Mapletree Commercial Trust	2,971,000	2,779,066
Mexico Real Estate Management SA de CV (b)	2,194,530	4,408,733
Mitsubishi Estate Co., Ltd.	314,000	7,959,545
Mitsui Fudosan Co., Ltd.	474,000	14,287,442
New World Development Co., Ltd.	4,443,180	6,469,321
Regal Entertainment Group-Class A	248,700	4,687,995
SeaWorld Entertainment, Inc.	129,142	4,735,637
Sumitomo Realty & Development Co., Ltd.	230,000	9,609,665
Sun Hung Kai Properties Ltd.	742,454	9,916,430
Supalai PCL	3,690,800	1,827,712
UOL Group Ltd.	772,710	4,244,196
Wharf Holdings Ltd.	999,000	8,583,581
Wheelock & Co., Ltd.	534,000	2,773,604

		143,892,005

Health Care - 9.9%
Chartwell Retirement Residences	298,260	2,837,114
HCP, Inc.	167,010	7,326,729
Health Care REIT, Inc. (a)	86,339	5,568,002
LTC Properties, Inc.	145,107	5,611,288
Medical Properties Trust, Inc.	390,191	5,696,789
Omega Healthcare Investors, Inc. (a)	207,950	6,619,048
Sabra Health Care REIT, Inc.	54,020	1,417,485
Senior Housing Properties Trust	176,390	4,436,208
Ventas, Inc.	109,290	7,184,725

		46,697,388

		190,589,393

Retail - 18.8%
Regional Mall - 9.6%
General Growth Properties, Inc.	368,630	7,645,386
Glimcher Realty Trust	164,320	1,846,957
Macerich Co. (The)	28,050	1,740,503

Company	Shares	U.S. $ Value
Pennsylvania Real Estate Investment Trust	206,912	$4,283,078
Simon Property Group, Inc.	122,210	19,560,933
Westfield Group	1,024,607	10,333,908

		45,410,765

Shopping Center/Other Retail - 9.2%
Aeon Mall Co., Ltd.	200,420	4,984,094
Cole Real Estate Investment, Inc.	207,580	2,216,954
Corio NV	56,809	2,477,053
DDR Corp.	117,860	2,013,049
Fukuoka REIT Co.	195	1,481,628
Japan Retail Fund Investment Corp.	1,411	2,778,448
Klepierre	100,004	4,338,723
Link REIT (The)	267,360	1,305,491
RioCan Real Estate Investment Trust (Toronto)	57,955	1,373,405
Unibail-Rodamco SE	47,479	11,535,799
Vastned Retail NV	54,600	2,326,487
Westfield Retail Trust	2,354,900	6,364,777

		43,195,908

		88,606,673

Residential - 18.7%
Multi-Family - 13.7%
Associated Estates Realty Corp.	335,700	5,129,496
AvalonBay Communities, Inc.	20,540	2,779,884
Berkeley Group Holdings PLC	76,240	2,618,807
Brookfield Residential Properties, Inc. (a)(b)	216,786	4,480,967
China Overseas Land & Investment Ltd.	1,388,000	3,986,416
China Vanke Co., Ltd.-Class B	1,287,507	2,333,653
Deutsche Annington Immobilien SE (b)	96,034	2,318,822
Equity Residential	75,910	4,250,960
LEG Immobilien AG (b)	81,223	4,084,479
Mid-America Apartment Communities, Inc.	89,190	6,024,784
Mirvac Group	1,337,106	1,969,981
Persimmon PLC (b)	130,860	2,459,339
PulteGroup, Inc. (b)	249,220	4,144,529
Rossi Residencial SA (b)	1,743,314	2,032,663
Sekisui Chemical Co., Ltd.	118,000	1,182,894
Stockland	1,770,995	5,696,903
Sun Communities, Inc.	106,750	5,168,835
Taylor Wimpey PLC	1,489,960	2,415,423
Wing Tai Holdings Ltd.	1,035,000	1,730,200

		64,809,035

Self Storage - 2.8%
Extra Space Storage, Inc.	161,313	6,783,212
Public Storage	41,533	6,612,884

		13,396,096

Single Family - 2.2%
LIXIL Group Corp.	131,600	3,085,949
Masco Corp.	249,545	5,120,663
Ply Gem Holdings, Inc. (b)	107,395	2,012,582

		10,219,194

		88,424,325

Company	Shares	U.S. $ Value
Office - 9.9%
Office - 9.9%
Allied Properties Real Estate Investment Trust	86,928	$2,657,520
Boston Properties, Inc.	23,474	2,510,544
Brandywine Realty Trust	83,180	1,159,529
CapitaCommercial Trust	3,354,000	3,702,023
Cominar Real Estate Investment Trust	186,390	3,660,292
Corporate Office Properties Trust	47,630	1,213,612
Cousins Properties, Inc.	475,174	4,870,534
Investa Office Fund	1,234,160	3,271,606
Japan Excellent, Inc. (a)	430	2,283,761
Japan Real Estate Investment Corp.	388	4,091,497
Kenedix Realty Investment Corp.-Class A (a)	808	3,212,853
Mack-Cali Realty Corp.	136,120	3,275,047
Nippon Building Fund, Inc.	176	1,913,012
Orix JREIT, Inc.	3,130	3,491,077
Parkway Properties, Inc./MD	308,277	5,394,848
Workspace Group PLC	27,958	192,003

		46,899,758

Industrials - 7.0%
Industrial Warehouse Distribution - 6.7%
Granite Real Estate Investment	131,480	4,401,950
Hopewell Holdings Ltd.	684,500	2,168,972
Mapletree Logistics Trust	3,407,000	2,856,121
Nippon Prologis REIT, Inc.	270	2,341,376
ProLogis, Inc.	288,158	11,053,741
Rexford Industrial Realty, Inc. (b)	204,018	2,862,373
STAG Industrial, Inc.	274,880	5,698,262

		31,382,795

Mixed Office Industrial - 0.3%
Goodman Group	364,430	1,544,961

		32,927,756

Lodging - 4.5%
Lodging - 4.5%
Ashford Hospitality Trust, Inc.	422,030	4,925,090
Great Eagle Holdings Ltd.	765,132	2,899,884
InterContinental Hotels Group PLC	81,686	2,370,342
Pebblebrook Hotel Trust	57,050	1,520,383
RLJ Lodging Trust	249,010	6,031,022
Strategic Hotels & Resorts, Inc. (b)	366,240	3,244,886

		20,991,607

Total Common Stocks (cost $408,787,167)		468,439,512

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Equity: Other - 0.0%
New Hotel, expiring 12/31/13 (b)(c) (cost $0)	42,739	$0

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (d) (cost $82,863)	82,863	82,863

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $408,870,030)		468,522,375

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d) (cost $17,046,813)	17,046,813	17,046,813

Total Investments - 102.8% (cost $425,916,843) (e)		485,569,188
Other assets less liabilities - (2.8%)		(13,056,409)

Net Assets - 100.0%		$472,512,779

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	6,539	CAD	6,729	8/16/13	$10,512
Barclays Bank PLC Wholesale	USD	16,649	EUR	12,972	8/16/13	609,373
Barclays Bank PLC Wholesale	SEK	22,568	USD	3,485	8/16/13	23,379
BNP Paribas SA	AUD	17,643	USD	16,720	8/16/13	876,251
Canadian Imperial Bank of Commerce	CAD	5,319	USD	5,152	8/16/13	(25,229)
Citibank, NA	USD	5,223	JPY	513,064	8/16/13	18,017
Citibank, NA	USD	3,640	JPY	357,439	11/15/13	12,525
Citibank, NA	EUR	17,244	USD	22,597	8/16/13	(344,898)
Credit Suisse International	USD	8,015	GBP	5,277	8/16/13	11,436
Deutsche Bank AG London	USD	5,698	SEK	37,312	8/16/13	24,135
Goldman Sachs Capital Markets LP	GBP	2,116	USD	3,280	8/16/13	61,137
Goldman Sachs Capital Markets LP	JPY	1,889,812	USD	19,129	8/16/13	(174,049)
Goldman Sachs Capital Markets LP	USD	3,100	AUD	3,352	8/16/13	(90,198)
Goldman Sachs Capital Markets LP	USD	12,543	EUR	9,586	8/16/13	210,039
Goldman Sachs Capital Markets LP	USD	14,591	JPY	1,376,748	8/16/13	(528,776)
Royal Bank of Canada	CAD	10,805	USD	10,623	8/16/13	106,970
Royal Bank of Canada	USD	1,672	CHF	1,550	11/15/13	4,309

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	CHF	9,822	USD	10,105	8/16/13	$(509,369)
Royal Bank of Scotland PLC	GBP	3,161	USD	4,864	8/16/13	55,968
Royal Bank of Scotland PLC	USD	1,695	CAD	1,787	8/16/13	44,085
Royal Bank of Scotland PLC	USD	2,095	NOK	12,443	11/15/13	8,038
Royal Bank of Scotland PLC	EUR	5,314	USD	7,054	8/16/13	(15,650)
Royal Bank of Scotland PLC	USD	15,123	CHF	14,170	8/16/13	190,088
Standard Chartered Bank	USD	4,249	AUD	4,093	8/16/13	(573,588)
State Street Bank & Trust Co.	CHF	2,268	USD	2,413	8/16/13	(38,314)
State Street Bank & Trust Co.	USD	9,316	SEK	62,511	8/16/13	271,502
UBS AG	SEK	48,786	USD	7,251	8/16/13	(230,940)

						$6,753

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,033,812 and gross unrealized depreciation of investments was $(13,381,467), resulting in net unrealized appreciation of $59,652,345.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

July 31, 2013 (unaudited)

44.9%	United States
13.6%	Japan
8.2%	Hong Kong
7.6%	Australia
5.1%	United Kingdom
4.8%	Canada
4.2%	France
3.3%	Singapore
2.3%	China
1.7%	Mexico
1.4%	Germany
1.0%	Netherlands
0.7%	Thailand
0.5%	Italy
0.7%	Other

100.0%	Total Investments

*	All data are as of July 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding collateral for security loaned) and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Belgium and Brazil.

AllianceBernstein Global Real Estate Investment Fund II

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$83,257,245		$107,332,148		$	– 0	–	$190,589,393
Retail	40,680,265		47,926,408			– 0	–	88,606,673
Residential	60,944,760		27,479,565			– 0	–	88,424,325
Office	24,741,926		22,157,832			– 0	–	46,899,758
Industrials	24,016,326		8,911,430			– 0	–	32,927,756
Lodging	15,721,381		5,270,226			– 0	–	20,991,607
Rights	– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments	82,863		– 0	–		– 0	–	82,863
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,046,813		– 0	–		– 0	–	17,046,813

Total Investments in Securities	266,491,579		219,077,609	+		– 0	–	485,569,188
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,541,616			– 0	–	2,541,616
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,534,863)			– 0	–	(2,534,863)

Total++	$266,491,579		$219,084,362		$	– 0	–	$485,575,941

^	The Fund held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Total
Balance as of 10/31/12	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/13	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$	– 0	–	$	– 0	–

^	The Fund held a security with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2013